PROPERTY, EQUIPMENT AND SOFTWARE, NET - Allocation of depreciation expenses on property, equipment and software (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total depreciation expenses	$ 26,919	$ 35,652
Property, equipment and software, net	177,600	226,891
Cost of revenues
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total depreciation expenses	10,024	11,901
Research and development expenses
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total depreciation expenses	3,600	3,421
Selling and marketing expenses
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total depreciation expenses	5,171	7,334
General and administrative expenses
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Total depreciation expenses	$ 8,124	$ 12,996